Document And Entity Information	Jun. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Entity Central Index Key	0001720592
Entity Emerging Growth Company	false
Entity File Number	001-38531
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3060 Peachtree Road NW
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RPAY
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ